Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

	December 31,				September 30,
	2013		Activity			2014
Included in accounts payable and accrued expenses						(unaudited)
on the consolidated balance sheets:
To Founders		$203,050	$(203,050)			$-
		$203,050	$(203,050)			$-

Included in current related party debt on the consolidated balance sheets:
Loan payable – 2011 Founders Note		$4,325,000	-			$4,325,000
Interest payable – 2011 Founders Note		296,248	(54,507)		i.	241,741
Loan payable – BVH shareholder (STST)		2,995,000	-			2,995,000
Loan payable to NBHC shareholder (STST)		-	19,405,000		ii.	19,405,000
Loan payable to NBHC shareholder (ASO2020)		-	19,404,972		ii.	19,404,972
		$7,616,248	$38,755,465			$46,371,713

Included in related party long-term debt on the consolidated balance sheets:

Loan payable to NBHC shareholder (STST)		$17,030,000	$(17,030,000)	iii.		$-
Loan payable to NBHC shareholder (ASO2020)		17,029,972	(17,029,972)	iii.		-
Less unamortized discount		(16,756,054)	16,756,054	iv.		-
Total related party long-term debt		$17,303,918	$(17,303,918)			$-

i.	Paid in cash
ii.
Loans payable to NBHC shareholders STST and ASO2020, including additional borrowing on May 28, 2014. On April 1, 2014, the loans were amended to remove the maturity date and have therefore been reclassified as current.

iii.	Balance at December 31, 2013 has been reclassified as current
iv.
Unamortized discount at December 31, 2013 was reduced by imputed interest of $322,946 which was recorded for the three months ended March 31, 2014, prior to the amendment of the loan. The net unamortized discount on April 1, 2014 of $16,433,109 has been recorded as a reduction of noncontrolling interest due to the debt modification.